FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     December 31, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska February 14, 2012"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     20

"Form 13F Information Table Value Total:     $ 241,808 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
IPATH DOW JONESCMDTY INDEX ETN	COM	06738C778	10466	247763	SOLE	N/A	247763
ISHARES BARCLAYS 1-3 YR CR	COM	464288646	4399	42215	SOLE	N/A	42215
ISHARES BARCLAYS TIPS ETF	COM	464287176	5514	47255	SOLE	N/A	47255
ISHARES COHEN & STEERS ETF	COM	464287564	1579	22480	SOLE	N/A	22480
ISHARES MSCI CANADA ETF		COM	464286509	386	14530	SOLE	N/A	14530
ISHARES MSCI EAFE INDEX ETF	COM	464287465	9197	185679	SOLE	N/A	185679
iSHARES S&P 100 INDEX ETF	COM	464287101	10119	177431	SOLE	N/A	177431
ISHARES S&P 500 INDEX ETF	COM	464287200	2286	18148	SOLE	N/A	18148
ISHARES S&P MIDCAP 400 ETF	COM	464287507	24741	282396	SOLE	N/A	282396
ISHARES S&P SMALLCAP 600 ETF	COM	464287804	10748	157362	SOLE	N/A	157362
SCHWAB INTL EQUITY ETF		COM	808524805	387	16519	SOLE	N/A	16519
SCHWAB US AGGREGATE BOND ETF	COM	808524839	214	4147	SOLE	N/A	4147
SCHWAB US BROAD MARKET ETF	COM	808524102	1259	41670	SOLE	N/A	41670
SPDR BARCLAYS INTL BONDS ETF	COM	78464A516	6016	102267	SOLE	N/A	102267
SPDR S&P 500 ETF TRUST		COM	78462F103	44944	358119	SOLE	N/A	358119
VANGUARD EMERGING MARKET ETF	COM	922042858	19875	520164	SOLE	N/A	520164
VANGUARD LARGE-CAP ETF		COM	922908637	3474	60634	SOLE	N/A	60634
VANGUARD MSCI EAFE ETF		COM	921943858	35780	1168143	SOLE	N/A	1168143
VANGUARD REIT ETF		COM	922908553	23126	398729	SOLE	N/A	398729
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	27298	326761	SOLE	N/A	326761